Retirement benefit obligations - Balance sheet (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plans
Percentage of contributions by employee	46.00%
Percentage of contributions by employer	54.00%
Net defined benefit (liability) asset	SFr (443,524)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset	(9,138,045)	SFr (7,682,529)	SFr (9,276,675)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset	SFr 8,694,521	7,867,835	SFr 7,995,150
Effect of asset ceiling
Defined benefit plans
Net defined benefit (liability) asset		SFr (185,306)
Swiss Life
Defined benefit plans
Percentage of capital and interest guarantee	100.00%